BASIC AND DILUTED EARNINGS PER SHARE - PROFIT ATTRIBUTABLE TO ORDINARY SHAREHOLDERS OF THE COMPANY (DILUTED) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BASIC AND DILUTED EARNINGS PER SHARE
Net income attributable to ordinary owners of the Company	¥ 57,465	¥ 61,618	¥ 51,244
After tax effect of employee share option scheme of Shanghai Petrochemical			(2)
Net income attributable to ordinary owners of the Company (diluted)	¥ 57,465	¥ 61,618	¥ 51,242